Related Party Transactions - Schedule of Past-Due from Related Parties (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Financing Receivable, Past Due [Line Items]
Past-due gross due	$ 3,917,144	$ 2,893,796
Related Party [Member] | Financing Receivables One To Three Months Past Due [Member]
Financing Receivable, Past Due [Line Items]
Past-due gross due		1,707,242
Related Party [Member] | Financing Receivables Four To Six Months Past Due [Member]
Financing Receivable, Past Due [Line Items]
Past-due gross due	0	767,770
Related Party [Member] | Financing Receivables Sevan To Tweleve Months Past Due [Member]
Financing Receivable, Past Due [Line Items]
Past-due gross due	861,920	418,784
Related Party [Member] | Financing Receivables Over One Year Past Due [Member]
Financing Receivable, Past Due [Line Items]
Past-due gross due	$ 3,055,224	$ 0